Basis of Presentation	12 Months Ended
Dec. 31, 2021
Basis of Presentation
Basis Of Presentation

2. Basis of Presentation

(a) Statement of compliance:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

(b) Approval of consolidated financial statements:

These consolidated financial statements were approved by the Company’s Board of Directors on March 28, 2022.

(c) Basis of presentation:

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments which are measured at fair value, as disclosed in Note 5. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

(d) Functional currency and presentation currency:

The functional currency of the Company and its subsidiaries is the Canadian dollar, and accounts denominated in currencies other than the Canadian dollar have been translated as follows:

•	Monetary assets and liabilities at the exchange rate at the consolidated statement of financial position date;

•	Non-monetary assets and liabilities at the historical exchange rates, unless such items are carried at fair value, in which case they are translated at the date when the fair value was determined;

•	Shareholders’ equity items at historical exchange rates; and

•	Revenue and expense items at the rate of exchange on the transaction date.

The Company’s presentation currency is the United States dollar. For presentation purposes, all amounts are translated from the Canadian dollar functional currency to the United States dollar presentation currency for each period. Statement of financial position accounts, with the exception of equity, are translated using the exchange rate at the end of each reporting period, transactions on the statement of comprehensive loss are recorded at the average rate of exchange during the period, and equity accounts are translated using historical actual exchange rates.

Exchange gains and losses arising from translation to the Company’s presentation currency are recorded as cumulative translation adjustment, which is included in accumulated other comprehensive loss.

(e)   Critical accounting estimates and judgements:

The preparation of the consolidated financial statements in accordance with IFRS requires management to make estimates, assumptions and judgements that affect the application of accounting policies and the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements along with the reported amounts of revenues and expenses during the period. Actual results may differ from these estimates and, as such, estimates and judgements and underlying assumptions are reviewed on an ongoing basis. Revisions are recognized in the period in which the estimates are revised and in any future periods affected.

Significant areas requiring the use of management estimates relate to determining the recoverability of mineral property interests and receivables; valuation of certain marketable securities; accrued site remediation; amount of flow-through obligations; recognition of deferred income tax liability; the variables used in the determination of the fair value of stock options granted and finder’s fees warrants issued or modified; and the recoverability of deferred tax assets. While management believes the estimates are reasonable, actual results could differ from those estimates and could impact future results of operations and cash flows.

The Company applies judgement in assessing the functional currency of each entity consolidated in these consolidated financial statements. The functional currency of the Company and its subsidiaries is determined using the currency of the primary economic environment in which that entity operates.

For right of use assets and lease liability, the Company applies judgement in determining whether the contract contains an identified asset, whether they have the right to control the asset, and the lease term. The lease term is based on considering facts and circumstances, both qualitative and quantitative, that can create an economic incentive to exercise renewal options. Management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not to exercise a termination option.

The Company applies judgement in assessing whether material uncertainties exist that would cast substantial doubt as to whether the Company could continue as a going concern.

The Company is required to spend proceeds received from the issuance of flow-through shares on qualifying resources expenditures. Differences in judgement between management and regulatory authorities with respect to qualified expenditures may result in disallowed expenditures by the tax authorities. Any amount disallowed may result in the Company’s required expenditures not being fulfilled.

At the end of each reporting period, the Company assesses each of its mineral resource properties to determine whether any indication of impairment exists. Judgement is required in determining whether indicators of impairment exist, including factors such as: the period for which the Company has the right to explore; expected renewals of exploration rights; whether substantive expenditures on further exploration and evaluation of resource properties are budgeted or planned; and results of exploration and evaluation activities on the exploration and evaluation assets.

(f)   New accounting standards and recent pronouncements:

The standards listed below include only those which the Company reasonably expects may be applicable to the Company in the current period and at a future date. The standards will not have a material impact on the consolidated financial statements.

(i) Reference to the Conceptual Framework (Amendments to IFRS 3):

IFRS 3 Business Combinations has been revised to incorporate amendments issued by the International Accounting Standards Board (IASB) in May 2020. The amendments update a reference in IFRS 3 to the Conceptual Framework for Financial Reporting without changing the accounting requirements for a business combination.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022. Earlier application is permitted if an entity also applies Amendments to References to the Conceptual Framework in IFRS Standards, issued in March 2018, at the same time or earlier.

(ii) Property, Plant and Equipment—Proceeds before Intended Use (Amendments to IAS 16):

IAS 16 Property, Plant and Equipment has been revised to incorporate amendments issued by the IASB in May 2020. The amendments prohibit an entity from deducting from the cost of property, plant and equipment the proceeds from selling items produced before the asset is available for use. Instead, an entity will recognize such sales proceeds and related cost in profit or loss.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022. Earlier application is permitted.

(iii) Onerous Contracts—Cost of Fulfilling a Contract (Amendments to IAS 37)

IAS 37 Provisions, Contingent Liabilities and Contingent Assets has been revised to incorporate amendments issued by the IASB in May 2020. The amendments specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022. Earlier application is permitted.

(iv) Annual Improvements to IFRS Standards 2018-2020

The following standards have been revised to incorporate amendments issued by the IASB in May 2020:

- IFRS 1 First time Adoption of International Financial Reporting Standards – The amendment simplifies the application of IFRS 1 by a subsidiary that becomes a first time adopter after its parent in relation to the measurement of cumulative translation differences.

- IFRS 9 Financial Instruments – The amendment clarifies the fees an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability.

- IAS 41 Agriculture – The amendment removes a requirement to exclude cash flows from taxation when measuring fair value thereby aligning the fair value measurement requirements in IAS 41 with those in other IFRS Standards.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022. Earlier application is permitted.

(v) Classification of Liabilities as Current or Non current (Amendments to IAS 1)

IAS 1 Presentation of Financial Statements has been revised to incorporate amendments issued by the International Accounting Standards Board (IASB) in January 2020.

The amendments clarify the criterion for classifying a liability as non current relating to the right to defer settlement of the liability for at least 12 months after the reporting period.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022. Earlier application is permitted.